Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Voyage revenues	$ 331,976	$ 221,987	$ 234,035
Management fee income	0	119	251
Total revenues	331,976	222,106	234,286
Expenses
Voyage expenses (Note 17)	64,682	65,821	72,877
Charter-in hire expenses	5,325	3,550	1,025
Vessel operating expenses (Note 17)	101,428	98,830	112,796
Dry docking expenses	4,262	6,023	14,950
Depreciation	82,623	81,935	82,070
Management fees (Note 11)	7,543	7,604	8,436
General and administrative expenses	30,955	24,602	23,621
Impairment loss (Note 5, Note 6 and Note 18)	0	29,221	321,978
Loss on time-charter agreement termination (Note 7)	0	0	2,114
Other operational loss	989	503	0
Other operational gain (Note 10)	(2,918)	(1,565)	(592)
(Gain)/Loss on forward freight agreements and bunker swaps (Note 18)	841	(411)	0
(Gain)/Loss on sale of vessel (Note 5)	(2,598)	15,248	20,585
Total Operating Expenses	293,132	331,361	659,860
Operating income / (loss)	38,844	(109,255)	(425,574)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(50,458)	(41,217)	(29,661)
Interest and other income/(loss)	2,997	876	1,090
Gain / (Loss) on derivative financial instrument, net (Note 18)	246	(2,116)	(3,268)
Loss on debt extinguishment (Note 8)	(1,257)	(2,375)	(974)
Total other expenses, net	(48,472)	(44,832)	(32,813)
Income/(Loss) before equity in income of investee	(9,628)	(154,087)	(458,387)
Equity in income of investee	93	126	210
Income / (loss) before taxes	(9,535)	(153,961)	(458,177)
Income taxes (Note 15)	(236)	(267)	0
Net income/(loss)	$ (9,771)	$ (154,228)	$ (458,177)
Earnings / (Loss) per share, basic	$ (0.16)	$ (3.24)	$ (11.71)
Earnings / (Loss) per share, diluted	$ (0.16)	$ (3.24)	$ (11.71)
Weighted average number of shares outstanding, basic (Note 13)	63,034,394	47,574,454	39,124,673
Weighted average number of shares outstanding, diluted (Note 13)	63,034,394	47,574,454	39,124,673